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Class B Shares | AB International Growth Portfolio
AB VPS International Growth Portfolio
INVESTMENT OBJECTIVE
The Portfolio’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, Contractholders that invest in the Portfolio should refer to the variable contract prospectus for a description of fees and expenses that apply to Contractholders. Inclusion of these charges would increase the fees and expenses provided below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class B Shares AB International Growth Portfolio Class B USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class B Shares AB International Growth Portfolio Class B
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses: Transfer Agent	0.01%
Other Expenses	0.61%
Total Other Expenses	0.62%
Acquired Fund Fees and Expenses	none	[1]
Total Portfolio Operating Expenses	1.62%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%
[1]	Amount is less than .01%.
[2]	The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio in order to reduce total Portfolio operating expenses, on an annualized basis, by .05% of the Portfolio’s average daily net assets. In connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of the agreements will remain in effect until May 1, 2022 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, each of the agreements will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Class B Shares AB International Growth Portfolio Class B USD ($)
After 1 Year	$ 159
After 3 Years	505
After 5 Years	876
After 10 Years	$ 1,917

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio invests primarily in an international portfolio of equity securities of companies selected by the Adviser for their growth potential within various market sectors. Examples of the types of market sectors in which the Portfolio may invest include, but are not limited to, information technology (which includes telecommunications), health care, financial services, infrastructure, energy and natural resources, and consumer groups. The Adviser’s growth analysts seek to identify companies or industries for which other investors have underestimated earnings potential—for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base, or similar factors) that would cause a company to grow faster than market forecasts.

The Adviser allocates the Portfolio’s investments among broad sector groups utilizing the fundamental company research conducted by the Adviser’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The Adviser may vary the percentage allocations among market sectors and may change the market sectors in which the Portfolio invests as companies’ potential for growth within a sector matures and new trends for growth emerge.
The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio invests in securities of companies in both developed and emerging market countries. Geographic distribution of the Portfolio’s investments among countries or regions also will be a product of the stock selection process rather than a pre-determined
allocation.
The Portfolio may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities. The Adviser expects that normally the Portfolio’s portfolio will tend to emphasize investments in larger capitalization companies, although the Portfolio may invest in smaller or medium capitalization companies.
The Portfolio may, at times, invest in shares of exchange-traded funds, or ETFs, in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Portfolio seeks to invest than direct investments.
Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Portfolio may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.
The Portfolio may enter into other derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

PRINCIPAL RISKS
•
Market Risk:
The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s growth approach, may underperform the market generally.

•
Foreign (Non-U.S.) Risk:
Investments in securities of
non-U.S.
issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Emerging Market Risk:
Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

•
Capitalization Risk:
Investments in
small-
and
mid-capitalization
companies may be more volatile than investments in
large-capitalization
companies. Investments in
small-
and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

•
Derivatives Risk:
Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over-the-counter
derivatives, are also subject to counterparty risk.

•
Leverage Risk:
To the extent the Portfolio uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

•
Management Risk:
The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
The performance information does not take into account separate account charges. If separate account charges were included, an investor’s return would be lower. The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

Calendar Year End During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 23.85%, 2nd quarter, 2020; and Worst Quarter was down -22.98%, 3rd quarter, 2011.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - Class B Shares - AB International Growth Portfolio		1 Year	5 Years	10 Years
Class B		29.60%	11.20%	6.04%
MSCI World Index (ex. U.S.) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)		7.59%	7.64%	5.19%
MSCI AC World Index (ex. U.S.) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	[1]	10.65%	8.93%	4.92%
[1]	The information for the MSCI AC World Index (ex. U.S.) is presented to show how the Portfolio’s performance compares with the returns of an index of securities similar to those in which the Portfolio invests.